UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]           Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    IQ Investment Advisors LLC
Address: 101 Hudson Street, 9th Floor
         Jersey City, New Jersey 07302

13F File Number: 11165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Michael Fuccile
Title: Chief Compliance Officer
Phone: 201-557-4069

Signature, Place and Date of Signing:

____________________________________
/s/ Michael Fuccile
Jersey City, New Jersey
May 05, 2008

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.
[X]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
028-05030               Fiduciary Asset Management, LLC
028-12742               Nuveen HydePark Group LLC
028-02701               Oppenheimer Capital LLC
028-12016               BlackRock Investment Management, LLC